Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Categories of non-current financial assets [abstract]
Disclosure Of Other Noncurrent Financial Assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2022	2021
Guarantee deposits	26,814	29,399
Financial loans to related parties	2,240	2,219
Financial loans to TFI	1,862	1,497
Lease receivables from sublease	1,366	—
Other	3,958	2,257
Total other non-current financial assets	36,240	35,372